OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning Period Right Of Use Of Assets	$ 42,033	$ 62,208
Amortization	(20,175)	(20,175)
Ending period Right Of Use Of Assets	$ 21,858	$ 42,033